Share-based Compensation Expense	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION EXPENSE [Abstract]
Share-based Compensation Expense

5. SHARE-BASED COMPENSATION EXPENSE

Sohu (excluding Sohu Video), Sogou, Changyou, and Sohu Video have incentive plans for the granting of share-based awards, including share options and restricted share units, to members of the boards of directors, management and other key employees.

Share-based compensation expense was recognized in costs and expenses for the years ended December 31, 2017, 2018 and 2019 as follows (in thousands):

	Year Ended December 31,
Share-based compensation expense	2017	2018	2019
Cost of revenues	$198	$(69)	$615
Product development expenses	23,547	6,131	12,063
Sales and marketing expenses	5,915	405	3,398
General and administrative expenses	15,817	(4,372)	2,175

	$45,477	$2,095	$18,251

Share-based compensation expense was recognized for share awards of Sohu (excluding Sohu Video), Sogou, Changyou and Sohu Video as follows (in thousands):

	Year Ended December 31,
Share-based compensation expense	2017	2018	2019
For Sohu (excluding Sohu Video) share-based awards	$652	$(5,100)	$1,940
For Sogou share-based awards (1)	27,729	14,204	15,901
For Changyou share-based awards	17,394	(6,461)	1,305
For Sohu Video share-based awards	(298)	(548)	(895)

	$45,477	$2,095	$18,251

The negative amounts in the tables above resulted from re-measured compensation expense based on the then-current fair value of the awards on the reporting date.

Note (1): For the years ended December 31, 2017 and 2018, compensation expense for Sogou share-based awards also included compensation expense for Tencent restricted share units that Tencent had granted to employees who transferred to Sogou with the Soso search and search-related businesses. All of such restricted share units vested before January 1, 2019.

There was no capitalized share-based compensation expense for the years ended December 31, 2019, 2018 and 2017.